Trade and other payables: (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables:
Trade payables	$ 2,857	$ 648
Other accrued liabilities	11,314	4,086
DSU liability (note 8 (b) (iii))	2,503	761
Total trade and other current payables	$ 16,674	$ 5,495